Fair value of financial instruments	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Instruments
Fair value of financial instruments

Note 28 - Fair value of financial instruments

The fair value is a measurement based on market. In cases where market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. These techniques are significantly affected by the assumptions adopted, including the discount rate and estimate of future cash flows. The estimated fair value obtained through these techniques cannot be substantiated by comparison with independent markets and, in many cases, cannot be realized on immediate settlement of the instrument.

To increase consistency and comparability in fair value measurements and the corresponding disclosures, a fair value hierarchy is established that classifies into three levels the information for the valuation techniques used in the fair value measurement.

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level 2: Input that is not observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or quoted prices vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are mainly derived from or corroborated by observable market data through correlation or by other means.

Level 3: Inputs are not observable for the asset or liability. Unobservable information is used to measure fair value to the extent that observable information is not available, thus allowing for situations in which there is little, or no market activity for the asset or liability at the measurement date.

The methods and assumptions used to estimate the fair value are defined below:

•	Central Bank deposits, Securities purchased under agreements to resell and Securities sold under repurchase agreements - The carrying amounts for these instruments are close to their fair values.
•	Interbank deposits, Deposits, Interbank and Institutional Market Funds - They are calculated by discounting estimated cash flows at market interest rates.
•	Securities and Derivatives - Under normal conditions, the prices quoted in the market are the best indicators of the fair values of these financial instruments. However, not all instruments have liquidity or quoted market prices and, in such cases, it is necessary to adopt present value estimates and other techniques to establish their fair value. In the absence of prices quoted by the Brazilian Association of Financial and Capital Markets Entities (ANBIMA), the fair values of government securities are calculated by discounting estimated cash flows at market interest rates, as well as corporate securities.
•	Loans and financial leases - Fair value is estimated for groups of loans with similar financial and risk characteristics, using valuation models. The fair value of fixed-rate loans was determined by discounting estimated cash flows, at interest rates applicable to similar loans. For the majority of loans at floating rates, the carrying amount was considered to be close to their market value. The fair value of loan and lease operations not overdue was calculated by discounting the expected payments of principal and interest to maturity. The fair value of overdue loan and lease transactions was based on the discount of estimated cash flows, using a rate proportional to the risk associated with the estimated cash flows, or on the underlying collateral. The assumptions for cash flows and discount rates rely on information available in the market and knowledge of the individual debtor.

•	Other financial assets / liabilities - Primarily composed of receivables from credit card issuers, deposits in guarantee for contingent liabilities, provisions and legal obligations and trading and intermediation of securities. The carrying amounts for these assets/liabilities substantially approximate to their fair values, since they principally represent amounts to be received in the short term from credit card holders and to be paid to credit card issuers, deposits in guarantee (indexed to market rates) made by ITAÚ UNIBANCO HOLDING to secure lawsuits or very short-term receivables (generally with a maturity of approximately 5 business days). All of these items represent assets / liabilities without significant associated market, credit or liquidity risks.

Financial instruments not included in the Balance Sheet (Note 32) are represented by Standby letters of credit and financial guarantees provided, which amount to R$ 139,133 (R$ 128,683 at 12/31/2021) with an estimated fair value of R$ 161 (R$ 217 at 12/31/2021).

a) Financial assets and liabilities measured at fair value

The following table presents the financial assets and liabilities measured at fair value on a recurring basis, segregated between levels of the fair value hierarchy:

	12/31/2022				12/31/2021
	Level 1	Level 2	Level 3	Book Value / Fair Value	Level 1	Level 2	Level 3	Book Value / Fair Value
Financial Assets	391,297	115,792	437	507,526	366,930	102,253	1,563	470,746
Financial assets at fair value through profit or loss	274,659	111,436	379	386,474	262,912	100,649	1,563	365,124
Investment funds	954	31,537	-	32,491	653	19,486	-	20,139
Brazilian government securities	226,056	5,856	-	231,912	218,449	6,350	-	224,799
Government securities – other countries	8,017	-	-	8,017	5,561	-	-	5,561
Corporate securities	39,632	72,708	339	112,679	38,249	74,656	1,563	114,468
Shares	5,817	9,634	86	15,537	14,355	5,002	-	19,357
Rural product note	-	2,510	7	2,517	-	6,791	61	6,852
Bank deposit certificates	-	360	-	360	-	150	-	150
Real estate receivables certificates	-	1,329	151	1,480	-	1,009	3	1,012
Debentures	29,446	33,412	84	62,942	18,638	45,672	1,478	65,788
Eurobonds and other	4,369	-	4	4,373	5,244	1	8	5,253
Financial bills	-	19,371	7	19,378	-	10,098	13	10,111
Promissory and commercial notes	-	3,900	-	3,900	-	4,684	-	4,684
Other	-	2,192	-	2,192	12	1,249	-	1,261
Other Financial Assets	-	1,335	40	1,375	-	157	-	157
Financial assets at fair value through other comprehensive income	116,638	4,356	58	121,052	104,018	1,604	-	105,622
Brazilian government securities	69,951	1,032	-	70,983	68,457	1,185	-	69,642
Government securities – other countries	37,910	-	-	37,910	30,194	-	-	30,194
Corporate securities	8,777	3,324	58	12,159	5,367	419	-	5,786
Shares	4,770	70	45	4,885	743	-	-	743
Rural product note	-	390	-	390	-	-	-	-
Bank deposit certificates	551	150	13	714	-	131	-	131
Debentures	538	645	-	1,183	134	217	-	351
Eurobonds and other	2,918	1,361	-	4,279	4,490	8	-	4,498
Financial credit bills	-	13	-	13	-	6	-	6
Other (Corporate securities)	-	695	-	695	-	57	-	57
Financial liabilities at fair value through profit or loss	-	647	-	647	-	275	-	275
Structured notes	-	64	-	64	-	114	-	114
Other financial liabilities	-	583	-	583	-	161	-	161

The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2022				12/31/2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	29	77,508	671	78,208	6	68,887	152	69,045
Swap Contracts – adjustment receivable	-	46,271	631	46,902	-	37,924	90	38,014
Option Contracts	-	23,637	34	23,671	3	21,187	62	21,252
Forward Contracts	-	595	6	601	-	3,111	-	3,111
Credit derivatives	-	492	-	492	-	242	-	242
NDF - Non Deliverable Forward	-	6,140	-	6,140	-	5,943	-	5,943
Other derivative financial instruments	29	373	-	402	3	480	-	483
Liabilities	(186)	(76,106)	(569)	(76,861)	(3)	(63,076)	(125)	(63,204)
Swap Contracts – adjustment payable	-	(38,507)	(561)	(39,068)	-	(34,535)	(111)	(34,646)
Option Contracts	-	(29,880)	(2)	(29,882)	(2)	(22,531)	(14)	(22,547)
Forward Contracts	-	(65)	-	(65)	-	(762)	-	(762)
Credit derivatives	-	(604)	-	(604)	-	(198)	-	(198)
NDF - Non Deliverable Forward	-	(6,626)	-	(6,626)	-	(4,896)	-	(4,896)
Other derivative financial instruments	(186)	(424)	(6)	(616)	(1)	(154)	-	(155)
In all periods, there was no significant transfer between Level 1 and Level 2. Transfers to and from Level 3 are presented in movements of Level 3.

The methods and assumptions used to measurement the fair value are defined below:

Level 1: Securities with liquid prices available in an active market and derivatives traded on stock exchanges. This classification level includes most of the Brazilian government securities, government securities from other countries, shares, debentures with price published by ANBIMA and other securities traded in an active market.

Level 2: Bonds, securities, derivatives and others that do not have price information available and are priced based on conventional or internal models. The inputs used by these models are captured directly or built from observations of active markets. Most derivatives traded over-the-counter, certain Brazilian government bonds, debentures and other private securities whose credit component effect is not considered relevant, are at this level.

Level 3: Bonds, securities and derivatives for which pricing inputs are generated by statistical and mathematical models. Debentures and other private securities that do not fit into level 2 rule and derivatives with maturities greater than the last observable vertices of the discount curves are at this level.

All the above methods may result in a fair value that is not indicative of the net realizable value or future fair values. However, ITAÚ UNIBANCO HOLDING believes that all the methods used are appropriate and consistent with other market participants. Moreover, the adoption of different methods or assumptions to estimate fair value may result in different fair value estimates at the balance sheet date.

Governance of Level 3 recurring fair value measurement

The departments in charge of defining and applying the pricing models are segregated from the business areas. The models are documented, submitted to validation by an independent area and approved by a specific committee. The daily processes of price capture, calculation and disclosure are periodically checked according to formally defined tests and criteria and the information is stored in a single corporate data base.

The most frequent cases of assets classified as Level 3 are justified by the discount factors used and corporate bonds whose credit component is relevant. Factors such as the fixed interest curve in Brazilian Reais and the TR coupon curve – and, as a result, their related factors – have inputs with terms shorter than the maturities of fixed-income assets.

Level 3 recurring fair value changes

The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to swap and option.

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

########	12/31/2021	Recognized in income	Recognized in other comprehensive income				12/31/2022
Financial assets at fair value through profit or loss	1,563	46	-	143	(49)	(1,324)	379	(98)
Corporate securities	1,563	21	-	128	(49)	(1,324)	339	(138)
Shares	-	(54)	-	-	-	140	86	(62)
Real estate receivables certificates	3	(36)	-	2	(2)	184	151	(60)
Debentures	1,478	109	-	96	-	(1,599)	84	(7)
Rural Product Note	61	3	-	-	(1)	(56)	7	(9)
Eurobonds and other	8	(1)	-	11	(14)	-	4	-
Financial bills	13	-	-	19	(32)	7	7	-
Other financial assets	-	25	-	15	-	-	40	40
Financial assets at fair value through other comprehensive income	-	(2)	-	47	-	13	58	-
Corporate securities	-	(2)	-	47	-	13	58	-
Shares	-	(2)	-	47	-	-	45	-
Bank deposit certificates	-	-	-	-	-	13	13	-

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2021	Recognized in income	Recognized in other comprehensive income				12/31/2022
Derivatives - assets	152	178	64	234	(552)	595	671	588
Swap Contracts – adjustment receivable	90	151	64	-	(73)	399	631	608
Option Contracts	62	27	-	228	(479)	196	34	(20)
Foiward contracts	-	-	-	6	-	-	6	-
Derivatives - liabilities	(125)	48	(132)	(85)	38	(313)	(569)	(349)
Swap Contracts – adjustment payable	(111)	(25)	(132)	-	21	(314)	(561)	(350)
Option Contracts	(14)	73	-	(79)	17	1	(2)	1
Other derivative financial instruments	-	-	-	(6)	-	-	(6)	-

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

########	12/31/2020	Recognized in income	Recognized in other comprehensive income				12/31/2021
Financial assets at fair value through profit or loss	1,968	(505)	-	1,993	(865)	(1,028)	1,563	(434)
Corporate securities	1,968	(505)	-	1,993	(865)	(1,028)	1,563	(434)
Real estate receivables certificates	548	(167)	-	1,039	(616)	(801)	3	-
Debentures	1,350	(313)	-	855	(211)	(203)	1,478	(432)
Rural Product Note	64	(15)	-	62	(32)	(18)	61	-
Eurobonds and other	-	(9)	-	23	(6)	-	8	(2)
Financial bills	6	(1)	-	14	-	(6)	13	-

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2020	Recognized in income	Recognized in other comprehensive income				12/31/2021
Derivatives - assets	105	46	-	327	(284)	(42)	152	56
Swap Contracts – adjustment receivable	93	26	-	56	(43)	(42)	90	90
Option Contracts	12	20	-	271	(241)	-	62	(34)
Derivatives - liabilities	(110)	72	-	(233)	148	(2)	(125)	(24)
Swap Contracts – adjustment payable	(109)	8	-	(30)	22	(2)	(111)	(46)
Option Contracts	(1)	64	-	(203)	126	-	(14)	22

Sensitivity analysis of Level 3 operations

The fair value of financial instruments classified in Level 3 is measured through valuation techniques based on correlations and associated products traded in active markets, internal estimates and internal models.

Significant unobservable inputs used for measurement of the fair value of instruments classified in Level 3 are: interest rates, underlying asset prices and volatility. Significant variations in any of these inputs separately may give rise to substantial changes in the fair value.

The table below shows the sensitivity of these fair values in scenarios of changes of interest rates or, asset prices, or in scenarios with varying shocks to prices and volatilities for nonlinear assets:

Sensitivity – Level 3 Operations		12/31/2022		12/31/2021
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders' equity	Income	Stockholders' equity
Interest rates	I	(2.2)	-	(1.5)	-
	II	(56.9)	-	(38.2)	-
	III	(113.3)	-	(76.4)	-
Commodities, Indexes and Shares	I	(6.7)	-	-	-
	II	(13.4)	-	-	-
Nonlinear	I	(24.8)	-	(56.5)	-
	II	(37.8)	-	(93.3)	-
The following scenarios are used to measure sensitivity:
Interest rate
Based on reasonably possible changes in assumptions of 1, 25 and 50 basis points (scenarios I, II and III respectively) applied to the interest curves, both up and down, taking the largest losses resulting in each scenario.
Commodities, Index and Shares
Based on reasonably possible changes in assumptions of 5 and 10 percentage points (scenarios I and II respectively) applied to share prices, both up and down, taking the largest losses resulting in each scenario.
Nonlinear
Scenario I: Based on reasonably possible changes in assumptions of 5 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.
Scenario II: Based on reasonably possible changes in assumptions of 10 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.

b) Financial assets and liabilities not measured at fair value

The following table presents the financial assets and liabilities not measured at fair value on a recurring basis.

	12/31/2022		12/31/2021
	Book value	Fair value	Book value	Fair value
Financial assets	1,586,992	1,588,402	1,375,782	1,376,534
At Amortized Cost	1,586,992	1,588,402	1,375,782	1,376,534
Central Bank compulsory deposits	115,748	115,748	110,392	110,392
Interbank deposits	59,592	59,868	69,942	70,112
Securities purchased under agreements to resell	221,779	221,779	169,718	169,718
Securities	219,315	219,133	147,746	147,219
Loan and financial lease	909,422	910,738	822,590	823,699
Other financial assets	111,823	111,823	96,473	96,473
(-) Provision for expected loss	(50,687)	(50,687)	(41,079)	(41,079)
Financial liabilities	1,759,182	1,758,475	1,558,307	1,558,838
At Amortized Cost	1,755,498	1,754,791	1,553,107	1,553,638
Deposits	871,438	871,370	850,372	850,277
Securities sold under repurchase agreements	293,440	293,440	252,848	252,848
Interbank market funds	294,587	294,573	177,145	177,181
Institutional market funds	129,382	128,757	138,636	139,226
Other financial liabilities	166,651	166,651	134,106	134,106
Provision for Expected Loss	3,684	3,684	5,200	5,200
Loan commitments	2,874	2,874	4,433	4,433
Financial guarantees	810	810	767	767